Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc. .................. 362 $ 36,562
Life Sciences Tools & Services — 0.0%
Avantor, Inc.
(a)
....................... 2,500 33,650
Total Common Stocks — 0 .1%
(Cost: $ 102,842 ) ................................. 70,212
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.5%
(b)
Axon Enterprise, Inc.
6.13% , 03/15/30 ................... USD 17 17,482
6.25% , 03/15/33 ................... 22 22,653
Bombardier, Inc.
8.75% , 11/15/30 ................... 46 49,798
7.25% , 07/01/31 ................... 47 49,336
7.00% , 06/01/32 ................... 59 61,442
6.75% , 06/15/33 ................... 44 45,593
Efesto Bidco SpA, Series XR, 7.50%, 02/15/32 . 206 208,576
Goat Holdco LLC, 6.75%, 02/01/32 ........ 45 45,744
TransDigm, Inc.
6.38% , 03/01/29 ................... 27 27,701
7.13% , 12/01/31 ................... 14 14,668
6.63% , 03/01/32 ................... 175 181,194
6.00% , 01/15/33 ................... 219 220,190
6.38% , 05/31/33 ................... 523 523,474
Triumph Group, Inc., 9.00%, 03/15/28 ...... 152 158,846
1,626,697
Automobile Components — 1.2%
Aptiv Swiss Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88%, 12/15/54
(c)
............ 200 201,988
Clarios Global LP
(b)
6.75% , 05/15/28 ................... 43 44,138
6.75% , 02/15/30 ................... 116 120,615
Dana, Inc.
4.25% , 09/01/30 ................... 11 10,842
4.50% , 02/15/32 ................... 17 16,617
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
40 41,645
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 71 69,396
6.63% , 07/15/30 ................... 46 46,921
5.25% , 04/30/31 ................... 2 1,921
5.63% , 04/30/33 ................... 2 1,915
555,998
Automobiles — 0.1%
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
.... 64 62,881
Broadline Retail — 0.3%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ........ 36 33,564
Getty Images, Inc., 11.25%, 02/21/30 ....... 36 35,730
Match Group Holdings II LLC, 3.63%, 10/01/31 . 75 67,106
136,400
Building Products — 2.2%
(b)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ....................... 107 109,435
Builders FirstSource, Inc.
6.38% , 03/01/34 ................... 55 56,049
6.75% , 05/15/35 ................... 37 38,096
EMRLD Borrower LP
6.63% , 12/15/30 ................... 375 383,314
Security
Par (000)
Par (000) Value
Building Products (continued)
6.75% , 07/15/31 ................... USD 77 $ 79,695
JELD-WEN, Inc.
4.88% , 12/15/27 ................... 26 24,104
7.00% , 09/01/32 ................... 73 57,155
Standard Building Solutions, Inc., 6.50%,
08/15/32 ....................... 137 140,375
Standard Industries, Inc., 3.38%, 01/15/31 ... 15 13,452
Wilsonart LLC, 11.00%, 08/15/32 ......... 97 88,127
989,802
Capital Markets — 0.4%
(b)
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 .................. 47 42,187
Focus Financial Partners LLC, 6.75%, 09/15/31 77 78,599
HAT Holdings I LLC
3.38% , 06/15/26 ................... 23 22,513
8.00% , 06/15/27 ................... 16 16,669
Jane Street Group, 6.75%, 05/01/33 ....... 45 46,269
206,237
Chemicals — 3.1%
Avient Corp., 6.25%, 11/01/31
(b)
.......... 70 70,655
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................. 150 158,143
Chemours Co. (The)
5.38% , 05/15/27 ................... 48 47,571
5.75% , 11/15/28
(b)
.................. 99 92,793
8.00% , 01/15/33
(b)
.................. 45 42,138
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 219 212,385
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.... 200 179,495
Kobe U.S. Midco 2, Inc., 9.25%, (9.25% Cash or
10.00% PIK), 11/01/26
(b) (d)
............ 69 60,834
LYB International Finance III LLC, 6.15%,
05/15/35 ....................... 20 20,758
Olympus Water US Holding Corp., 7.25%,
06/15/31
(b)
...................... 200 204,000
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................... 31 30,821
5.63% , 08/15/29 ................... 249 225,392
7.38% , 03/01/31 ................... 69 70,657
1,415,642
Commercial Services & Supplies — 4.3%
Allied Universal Holdco LLC
(b)
4.63% , 06/01/28 ................... 200 194,134
6.00% , 06/01/29 ................... 200 194,514
6.88% , 06/15/30 ................... 141 142,913
7.88% , 02/15/31 ................... 350 365,642
APi Group DE, Inc.
(b)
4.13% , 07/15/29 ................... 19 18,115
4.75% , 10/15/29 ................... 24 23,553
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 18 17,928
Garda World Security Corp.
(b)
4.63% , 02/15/27 ................... 53 52,672
7.75% , 02/15/28 ................... 39 40,348
6.00% , 06/01/29 ................... 8 7,808
8.25% , 08/01/32 ................... 97 99,542
8.38% , 11/15/32 ................... 174 178,734
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 ................... 19 18,429
4.75% , 06/15/29 ................... 53 52,293
4.38% , 08/15/29 ................... 29 28,160
6.75% , 01/15/31 ................... 40 41,857
Madison IAQ LLC
(b)
4.13% , 06/30/28 ................... 30 29,144
5.88% , 06/30/29 ................... 137 134,777

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
...................... USD 77 $ 77,003
Reworld Holding Corp.
4.88% , 12/01/29
(b)
.................. 20 19,027
5.00% , 09/01/30 ................... 40 37,805
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 111 111,000
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... 30 32,475
Williams Scotsman, Inc.
(b)
6.63% , 04/15/30 ................... 22 22,852
7.38% , 10/01/31 ................... 16 16,842
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
... 19 19,780
1,977,347
Communications Equipment — 0.3%
(b)
CommScope LLC
4.75% , 09/01/29 ................... 120 117,154
9.50% , 12/15/31 ................... 20 20,944
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 23 21,492
159,590
Construction & Engineering — 0.0%
Pike Corp., 8.63%, 01/31/31
(b)
........... 20 21,752
Consumer Finance — 2.2%
Ally Financial, Inc., (SOFR Index + 1.96%),
5.74%, 05/15/29
(c)
................. 20 20,356
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 ................... 44 45,677
7.25% , 01/15/31 ................... 25 25,523
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(b) (c)
.... 9 9,062
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 ................... 10 10,102
8.00% , 02/15/27 ................... 24 24,745
8.00% , 06/15/28 ................... 28 29,616
6.88% , 04/15/29 ................... 50 51,691
5.88% , 03/15/30 ................... 45 45,320
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 62 63,627
Navient Corp.
9.38% , 07/25/30 ................... 60 66,181
7.88% , 06/15/32 ................... 59 61,360
OneMain Finance Corp.
6.63% , 05/15/29 ................... 30 30,812
7.88% , 03/15/30 ................... 70 74,380
4.00% , 09/15/30 ................... 150 138,410
7.50% , 05/15/31 ................... 25 26,121
7.13% , 11/15/31 ................... 22 22,890
6.75% , 03/15/32 ................... 58 59,091
7.13% , 09/15/32 ................... 73 75,575
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
93 96,324
SLM Corp., 6.50%, 01/31/30 ............ 14 14,695
991,558
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc.
(b)
4.63% , 01/15/27 ................... 4 3,975
4.88% , 02/15/30 ................... 77 75,692
6.25% , 03/15/33 ................... 57 58,757
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... 26 26,927
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 39 38,492
US Foods, Inc.
(b)
4.75% , 02/15/29 ................... 2 1,965
7.25% , 01/15/32 ................... 71 74,766
Walgreens Boots Alliance, Inc.
8.13% , 08/15/29 ................... 19 20,151
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
4.80% , 11/18/44 ................... USD 33 $ 31,515
332,240
Containers & Packaging — 3.7%
Ardagh Metal Packaging Finance USA LLC
(b)
6.00% , 06/15/27 ................... 200 200,615
4.00% , 09/01/29 ................... 200 182,575
Ball Corp., 4.25%, 07/01/32 ............ EUR 100 119,345
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... USD 91 92,318
6.88% , 01/15/30 ................... 96 98,139
8.75% , 04/15/30 ................... 61 62,392
6.75% , 04/15/32 ................... 188 192,939
Crown Americas LLC, 5.88%, 06/01/33
(b)
.... 145 145,991
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 ................... 383 389,278
9.25% , 04/15/27 ................... 22 21,846
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... 78 76,126
5.00% , 04/15/29 ................... 8 7,913
7.25% , 02/15/31 ................... 19 19,997
6.50% , 07/15/32 ................... 72 74,611
1,684,085
Distributors — 0.2%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 12 11,351
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 8 7,541
6.50% , 07/15/32 ................... 79 80,935
99,827
Diversified Consumer Services — 1.3%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 206 207,719
Service Corp. International, 5.75%, 10/15/32 .. 91 91,928
Sotheby's, 5.88%, 06/01/29
(b)
............ 200 180,104
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 113 118,755
598,506
Diversified REITs — 0.6%
(b)
Digital Realty Trust LP, 1.88%, 11/15/29
(e)
.... 22 23,131
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 121 116,023
Uniti Group LP, 10.50%, 02/15/28 ......... 139 147,346
286,500
Diversified Telecommunication Services — 7.2%
Altice Financing SA, 5.75%, 08/15/29
(b)
...... 200 146,036
CCO Holdings LLC
5.38% , 06/01/29
(b)
.................. 9 8,967
6.38% , 09/01/29
(b)
.................. 44 44,881
4.75% , 03/01/30
(b)
.................. 157 152,102
4.25% , 02/01/31
(b)
.................. 82 76,602
7.38% , 03/01/31
(b)
.................. 112 116,862
4.75% , 02/01/32
(b)
.................. 62 58,809
4.50% , 05/01/32 ................... 3 2,794
4.50% , 06/01/33
(b)
.................. 6 5,484
4.25% , 01/15/34
(b)
.................. 147 130,858
Frontier Communications Holdings LLC
5.88% , 10/15/27
(b)
.................. 71 71,027
5.00% , 05/01/28
(b)
.................. 49 48,980
6.75% , 05/01/29
(b)
.................. 15 15,196
5.88% , 11/01/29 ................... 22 22,305
6.00% , 01/15/30
(b)
.................. 29 29,374
8.75% , 05/15/30
(b)
.................. 228 238,459
8.63% , 03/15/31
(b)
.................. 44 46,750
Iliad Holding SASU
(b)
7.00% , 10/15/28 ................... 200 203,655

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
7.00% , 04/15/32 ................... USD 200 $ 204,916
Level 3 Financing, Inc.
(b)
3.63% , 01/15/29 ................... 11 9,405
4.88% , 06/15/29 ................... 105 98,044
11.00% , 11/15/29 .................. 166 190,473
4.50% , 04/01/30 ................... 65 58,848
3.88% , 10/15/30 ................... 15 12,579
10.75% , 12/15/30 .................. 74 84,228
4.00% , 04/15/31 ................... 2 1,545
10.00% , 10/15/32 .................. 29 29,290
6.88% , 06/30/33 ................... 592 602,373
Lumen Technologies, Inc.
(b)
4.13% , 04/15/30 ................... 25 23,934
10.00% , 10/15/32 .................. 26 26,779
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 48 51,722
Windstream Services LLC, 8.25%, 10/01/31
(b)
. 311 325,706
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 ................... 125 117,222
6.13% , 03/01/28 ................... 70 60,408
3,316,613
Electric Utilities — 3.2%
California Buyer Ltd., 6.38%, 02/15/32
(b)
..... 225 225,367
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(b)
...................... 200 206,072
NextEra Energy Capital Holdings, Inc.
(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54 ...................... 65 67,436
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55 ...................... 65 66,375
NRG Energy, Inc.
(b)
5.75% , 07/15/29 ................... 73 73,094
6.00% , 02/01/33 ................... 209 211,083
6.25% , 11/01/34 ................... 204 207,845
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
249 241,246
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 176 187,986
1,486,504
Electronic Equipment, Instruments & Components — 0.5%
(b)
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 31 31,934
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 92 87,833
3.75% , 02/15/31 ................... 76 69,275
Zebra Technologies Corp., 6.50%, 06/01/32 ... 28 28,792
217,834
Entertainment — 0.3%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
..... 16 16,611
Live Nation Entertainment, Inc., 3.75%,
01/15/28
(b)
...................... 10 9,676
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... 24 21,780
Starz Capital Holdings 1, Inc., 5.50%, 04/15/29
(b)
48 41,715
Warnermedia Holdings, Inc., 5.05%, 03/15/42 . 62 41,773
131,555
Financial Services — 5.4%
Block, Inc.
2.75% , 06/01/26 ................... 58 56,784
3.50% , 06/01/31 ................... 13 11,924
6.50% , 05/15/32 ................... 404 416,816
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
224 237,779
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 07/01/34 .................. 59 59,004
Nationstar Mortgage Holdings, Inc.
(b)
6.50% , 08/01/29 ................... 60 61,287
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.13% , 12/15/30 ................... USD 18 $ 18,218
5.75% , 11/15/31 ................... 39 39,608
7.13% , 02/01/32 ................... 71 73,747
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... 47 49,909
7.13% , 11/15/30 ................... 58 60,110
6.88% , 05/15/32 ................... 76 77,708
6.88% , 02/15/33 ................... 69 70,725
Rocket Cos., Inc.
(b)
6.13% , 08/01/30 ................... 288 293,481
6.38% , 08/01/33 ................... 274 280,357
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 ................... 71 69,244
4.00% , 10/15/33 ................... 38 33,997
Shift4 Payments LLC
(b)
6.75% , 08/15/32 ................... 209 217,061
5.50% , 05/15/33 ................... EUR 100 121,848
UWM Holdings LLC, 6.63%, 02/01/30
(b)
..... USD 106 106,110
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 31 31,813
WEX, Inc., 6.50%, 03/15/33
(b)
........... 75 75,668
2,463,198
Food Products — 1.4%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ........ 19 18,293
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(d)
.............. 230 241,062
Chobani LLC
4.63% , 11/15/28 ................... 46 45,148
7.63% , 07/01/29 ................... 130 135,468
Darling Global Finance BV, 4.50%, 07/15/32 .. EUR 100 119,219
Darling Ingredients, Inc., 6.00%, 06/15/30 .... USD 46 46,607
Fiesta Purchaser, Inc.
7.88% , 03/01/31 ................... 7 7,429
9.63% , 09/15/32 ................... 19 20,048
633,274
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
...................... 16 15,138
Ground Transportation — 0.6%
(b)
Albion Financing 1 SARL, 7.00%, 05/21/30 ... 200 204,106
Genesee & Wyoming, Inc., 6.25%, 04/15/32 .. 89 90,813
294,919
Health Care Equipment & Supplies — 1.6%
(b)
Avantor Funding, Inc.
4.63% , 07/15/28 ................... 39 38,297
3.88% , 11/01/29 ................... 24 22,723
Bausch + Lomb Corp., 8.38%, 10/01/28 ..... 271 282,856
Insulet Corp., 6.50%, 04/01/33 ........... 37 38,576
Medline Borrower LP
3.88% , 04/01/29 ................... 16 15,348
6.25% , 04/01/29 ................... 22 22,600
5.25% , 10/01/29 ................... 248 246,067
Neogen Food Safety Corp., 8.63%, 07/20/30 .. 46 47,579
714,046
Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 31 31,937
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 117 114,094
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 ................... 54 53,189
6.00% , 01/15/29 ................... 157 151,013
5.25% , 05/15/30 ................... 129 114,390
4.75% , 02/15/31 ................... 55 47,019
10.88% , 01/15/32 .................. 145 153,681

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... USD 68 $ 70,405
DaVita, Inc.
(b)
6.88% , 09/01/32 ................... 46 47,664
6.75% , 07/15/33 ................... 47 48,532
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
46 45,605
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 66 64,171
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 21 22,716
11.00% , 10/15/30 .................. 121 133,487
8.38% , 02/15/32 ................... 67 71,391
10.00% , 06/01/32 .................. 60 61,900
Molina Healthcare, Inc.
(b)
3.88% , 05/15/32 ................... 8 7,282
6.25% , 01/15/33 ................... 53 53,948
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 16 15,398
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 33 32,753
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 181 190,379
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
123 125,339
Tenet Healthcare Corp., 6.75%, 05/15/31 .... 66 68,283
1,724,576
Health Care REITs — 0.4%
MPT Operating Partnership LP, 8.50%,
02/15/32
(b)
...................... 165 172,682
Health Care Technology — 0.6%
IQVIA, Inc., 6.25%, 06/01/32
(b)
........... 248 254,502
Hotel & Resort REITs — 0.1%
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 25 25,134
Hotels, Restaurants & Leisure — 4.2%
1011778 BC ULC
(b)
4.38% , 01/15/28 ................... 20 19,613
4.00% , 10/15/30 ................... 62 57,776
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... 24 23,288
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 ................... 74 76,633
6.50% , 02/15/32 ................... 191 195,988
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 22 21,716
5.75% , 04/01/30 ................... 68 68,222
6.75% , 05/01/31 ................... 92 94,560
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... 32 30,650
6.75% , 01/15/30 ................... 21 19,379
Flutter Treasury DAC, 5.88%, 06/04/31
(b)
.... 200 201,500
Hilton Domestic Operating Co., Inc.
(b)
6.13% , 04/01/32 ................... 59 60,424
5.88% , 03/15/33 ................... 137 139,586
Las Vegas Sands Corp., 6.00%, 06/14/30 .... 50 51,584
Light & Wonder International, Inc., 7.50%,
09/01/31
(b)
...................... 35 36,624
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
...................... 33 34,449
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
.. 2 2,012
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
76 59,701
MGM Resorts International, 6.13%, 09/15/29 .. 122 124,092
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 38 36,604
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... 36 36,046
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 ................... 28 28,665
10.75% , 11/15/29 .................. 66 67,818
11.13% , 07/15/30 .................. 84 87,864
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp., 7.25%, 05/15/31
(b)
USD 47 $ 48,301
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 ................... 44 44,000
6.50% , 05/15/32 ................... 36 37,197
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 65 67,628
Wynn Resorts Finance LLC
(b)
7.13% , 02/15/31 ................... 107 114,112
6.25% , 03/15/33 ................... 42 42,269
1,928,301
Household Durables — 1.1%
Ashton Woods USA LLC, 4.63%, 08/01/29
(b)
.. 73 69,715
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 7 7,013
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 26 27,106
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 12 12,272
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
...................... 115 124,667
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 25 25,988
7.00% , 11/15/32 ................... 42 39,974
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
. 47 48,726
Newell Brands, Inc., 8.50%, 06/01/28
(b)
...... 43 45,159
Whirlpool Corp.
6.13% , 06/15/30 ................... 43 43,378
6.50% , 06/15/33 ................... 46 46,147
490,145
Household Products — 0.0%
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
...................... 13 11,805
Independent Power and Renewable Electricity Producers — 0.9%
(b)
Clearway Energy Operating LLC
4.75% , 03/15/28 ................... 185 182,796
3.75% , 01/15/32 ................... 101 90,638
XPLR Infrastructure LP
(e)
0.00% , 11/15/25
(f)
.................. 57 55,432
2.50% , 06/15/26 ................... 86 82,130
410,996
Insurance — 8.1%
(b)
Acrisure LLC, 6.75%, 07/01/32 ........... 26 26,369
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 ................... 167 163,927
6.75% , 10/15/27 ................... 154 153,909
6.75% , 04/15/28 ................... 9 9,150
5.88% , 11/01/29 ................... 186 183,351
7.00% , 01/15/31 ................... 113 116,888
7.38% , 10/01/32 ................... 189 194,824
AmWINS Group, Inc.
6.38% , 02/15/29 ................... 31 31,596
4.88% , 06/30/29 ................... 33 32,070
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 46 47,054
Ardonagh Finco Ltd., 7.75%, 02/15/31 ...... 200 209,094
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 400 420,899
AssuredPartners, Inc., 7.50%, 02/15/32 ..... 83 88,936
Howden UK Refinance plc
7.25% , 02/15/31 ................... 172 178,109
8.13% , 02/15/32 ................... 207 215,284
HUB International Ltd.
7.25% , 06/15/30 ................... 341 356,357
7.38% , 01/31/32 ................... 567 593,268
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30 .................. 118 125,072
Panther Escrow Issuer LLC, 7.13%, 06/01/31 .. 376 390,570
Ryan Specialty LLC, 5.88%, 08/01/32 ...... 72 72,566

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
USI, Inc., 7.50%, 01/15/32 ............. USD 99 $ 104,461
3,713,754
Interactive Media & Services — 0.4%
Snap, Inc., 6.88%, 03/01/33
(b)
........... 188 192,912
IT Services — 0.5%
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
117 122,571
Twilio, Inc.
3.63% , 03/15/29 ................... 18 17,137
3.88% , 03/15/31 ................... 95 88,851
228,559
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. 14 12,828
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 22 19,914
32,742
Machinery — 1.3%
(b)
Amsted Industries, Inc., 6.38%, 03/15/33 .... 27 27,444
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 ... 28 29,468
Terex Corp.
5.00% , 05/15/29 ................... 64 62,471
6.25% , 10/15/32 ................... 41 41,083
TK Elevator Holdco GmbH, 7.63%, 07/15/28 .. 200 200,208
TK Elevator US Newco, Inc., 5.25%, 07/15/27 . 200 199,860
Wabash National Corp., 4.50%, 10/15/28 .... 23 20,807
581,341
Media — 4.5%
Cable One, Inc.
(e)
0.00% , 03/15/26
(f)
.................. 22 20,814
1.13% , 03/15/28 ................... 160 122,001
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 ................... 61 60,306
7.75% , 04/15/28 ................... 28 26,460
9.00% , 09/15/28 ................... 130 136,217
7.50% , 06/01/29 ................... 146 135,035
7.88% , 04/01/30 ................... 168 173,417
CSC Holdings LLC, 11.75%, 01/31/29
(b)
..... 200 190,231
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
... 151 150,507
Gray Media, Inc.
(b)
7.00% , 05/15/27 ................... 44 43,980
10.50% , 07/15/29 .................. 106 113,873
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 112 109,053
Outfront Media Capital LLC
(b)
4.25% , 01/15/29 ................... 18 17,220
4.63% , 03/15/30 ................... 106 101,242
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
..... 43 36,765
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
150 151,533
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 ................... 63 61,812
5.00% , 08/01/27 ................... 54 53,537
4.00% , 07/15/28 ................... 12 11,525
Univision Communications, Inc.
(b)
6.63% , 06/01/27 ................... 133 132,637
8.00% , 08/15/28 ................... 152 154,246
8.50% , 07/31/31 ................... 79 79,088
2,081,499
Metals & Mining — 3.2%
(b)
Big River Steel LLC, 6.63%, 01/31/29 ...... 563 567,545
Constellium SE
5.63% , 06/15/28 ................... 250 248,537
3.75% , 04/15/29 ................... 250 234,920
First Quantum Minerals Ltd., 9.38%, 03/01/29 . 200 211,930
Novelis Corp.
4.75% , 01/30/30 ................... 3 2,871
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
6.88% , 01/30/30 ................... USD 114 $ 117,868
3.88% , 08/15/31 ................... 110 98,842
1,482,513
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
(b)
Blackstone Mortgage Trust, Inc.
3.75% , 01/15/27 ................... 37 35,979
7.75% , 12/01/29 ................... 2 2,128
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 36 37,865
6.00% , 04/15/30 ................... 18 18,206
6.50% , 07/01/30 ................... 41 42,347
6.50% , 10/15/30 ................... 60 61,947
198,472
Oil, Gas & Consumable Fuels — 0.0%
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
13 13,524
Paper & Forest Products — 0.1%
Magnera Corp., 7.25%, 11/15/31
(b)
........ 29 27,344
Passenger Airlines — 0.6%
(b)
American Airlines, Inc., 8.50%, 05/15/29 ..... 110 115,339
JetBlue Airways Corp., 9.88%, 09/20/31 ..... 38 36,970
United Airlines, Inc., 4.63%, 04/15/29 ....... 142 137,834
290,143
Personal Care Products — 0.2%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 92 92,882
Pharmaceuticals — 1.7%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 519 523,551
Bausch Health Cos., Inc., 11.00%, 09/30/28
(b)
.. 160 158,400
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. 107 104,626
786,577
Professional Services — 0.8%
(b)
CACI International, Inc., 6.38%, 06/15/33 .... 73 75,332
CoreLogic, Inc., 4.50%, 05/01/28 ......... 189 180,284
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 104 106,600
362,216
Real Estate Management & Development — 0.5%
(b)
Anywhere Real Estate Group LLC
7.00% , 04/15/30 ................... 66 61,297
9.75% , 04/15/30 ................... 26 26,419
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31 ....................... 74 79,464
Howard Hughes Corp. (The), 5.38%, 08/01/28 . 62 61,537
228,717
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
49 47,678
Semiconductors & Semiconductor Equipment — 0.2%
MKS, Inc., 1.25%, 06/01/30
(e)
............ 93 91,652
Software — 7.7%
(b)
AthenaHealth Group, Inc., 6.50%, 02/15/30 ... 487 479,337
Camelot Finance SA, 4.50%, 11/01/26 ...... 13 12,801
Capstone Borrower, Inc.
Series jun , 8.00% , 06/15/30 ............ 59 61,397
8.00% , 06/15/30 ................... 112 116,856
Central Parent LLC, 8.00%, 06/15/29 ....... 55 45,479
Central Parent, Inc., 7.25%, 06/15/29 ....... 4 3,251
Clarivate Science Holdings Corp.
3.88% , 07/01/28 ................... 194 185,954
4.88% , 07/01/29 ................... 197 185,495
Cloud Software Group, Inc.
6.50% , 03/31/29 ................... 450 454,191

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
9.00% , 09/30/29 ................... USD 547 $ 566,980
8.25% , 06/30/32 ................... 434 461,875
Elastic NV, 4.13%, 07/15/29 ............ 71 67,842
Ellucian Holdings, Inc., 6.50%, 12/01/29 ..... 126 128,859
Fair Isaac Corp.
4.00% , 06/15/28 ................... 27 26,278
6.00% , 05/15/33 ................... 181 182,659
McAfee Corp., 7.38%, 02/15/30 .......... 89 84,050
SS&C Technologies, Inc., 6.50%, 06/01/32 ... 44 45,677
UKG, Inc., 6.88%, 02/01/31 ............. 321 333,062
ZoomInfo Technologies LLC, 3.88%, 02/01/29 . 86 80,857
3,522,900
Specialized REITs — 0.8%
Iron Mountain, Inc.
(b)
5.25% , 07/15/30 ................... 3 2,959
5.63% , 07/15/32 ................... 164 162,696
6.25% , 01/15/33 ................... 155 159,372
SBA Communications Corp., 3.13%, 02/01/29 . 39 36,835
361,862
Specialty Retail — 1.4%
(b)
Asbury Automotive Group, Inc., 5.00%, 02/15/32 14 13,320
Carvana Co.
(d)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ...................... 96 101,372
0.00% , ( 0.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 271 306,651
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 .. 40 42,635
Group 1 Automotive, Inc., 6.38%, 01/15/30 ... 15 15,403
GYP Holdings III Corp., 4.63%, 05/01/29 ..... 103 103,240
Staples, Inc., 10.75%, 09/01/29 .......... 57 53,946
636,567
Technology Hardware, Storage & Peripherals — 0.8%
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(b)
..... 31 32,888
Seagate Data Storage Technology Pte. Ltd.,
5.88%, 07/15/30
(b)
................. 69 70,030
Seagate HDD Cayman
8.25% , 12/15/29 ................... 103 109,695
8.50% , 07/15/31
(b)
.................. 129 138,440
Xerox Corp., 10.25%, 10/15/30
(b)
......... 33 34,549
385,602
Textiles, Apparel & Luxury Goods — 0.9%
(b)
Beach Acquisition Bidco LLC
5.25% , 07/15/32 ................... EUR 100 118,679
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(d)
..................... USD 200 207,303
Crocs, Inc.
4.25% , 03/15/29 ................... 34 32,436
4.13% , 08/15/31 ................... 4 3,602
Hanesbrands, Inc., 9.00%, 02/15/31 ....... 2 2,117
Levi Strauss & Co., 3.50%, 03/01/31 ....... 31 28,364
Under Armour, Inc., 7.25%, 07/15/30 ....... 34 34,432
426,933
Trading Companies & Distributors — 2.3%
(b)
Fortress Transportation & Infrastructure Investors
LLC
5.50% , 05/01/28 ................... 8 7,957
7.88% , 12/01/30 ................... 70 74,271
7.00% , 05/01/31 ................... 279 288,887
7.00% , 06/15/32 ................... 120 123,903
5.88% , 04/15/33 ................... 89 87,879
Foundation Building Materials, Inc., 6.00%,
03/01/29 ....................... 2 1,835
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Herc Holdings, Inc.
6.63% , 06/15/29 ................... USD 31 $ 31,806
7.00% , 06/15/30 ................... 83 86,682
7.25% , 06/15/33 ................... 43 45,055
Imola Merger Corp., 4.75%, 05/15/29 ....... 25 24,137
QXO Building Products, Inc., 6.75%, 04/30/32 . 213 219,433
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 16 16,627
6.38% , 03/15/33 ................... 33 34,108
1,042,580
Wireless Telecommunication Services — 0.4%
Vmed O2 UK Financing I plc, 4.25%, 01/31/31
(b)
200 183,224
Total Corporate Bonds — 92 .3%
(Cost: $ 41,455,340 ) ............................... 42,448,477
Floating Rate Loan Interests
Automobile Components — 0.2%
Champions Financing, Inc., 1st Lien Term Loan ,
9.08%
,
02/06/29
(c)
.................. 74 69,196
Building Products — 0.1%
(c)
Cornerstone Building Brands, Inc., 1st Lien Term
Loan C , (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.81%
,
05/15/31 ........ 12 9,920
Wilsonart LLC, 1st Lien Term Loan , 08/05/31
(g)
. 39 38,358
48,278
Capital Markets — 0.1%
(c)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 7.04%
,
02/18/31 .......... 27 26,353
Focus Financial Partners LLC, 1st Lien Term
Loan B , 09/15/31
(g)
.................. 17 16,917
43,270
Chemicals — 0.0%
Aruba Investments Holdings LLC, 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 7.75%), 12.18%
,
11/24/28
(c)
.......... 12 11,313
Commercial Services & Supplies — 0.1%
(c)
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.18%
,
05/12/28 ............. 29 28,834
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.56%
,
02/15/29
(h)
.. 18 17,766
46,600
Communications Equipment — 0.1%
CommScope, Inc., 1st Lien Term Loan ,
12/18/29
(c) (g)
...................... 55 55,119
Diversified Consumer Services — 0.2%
(c)
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.18%
,
12/10/29 ............. 14 13,633
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
01/30/31 ................... 55 54,810
68,443

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 1.6%
(c)
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.51%
,
02/02/32 ............. USD 35 $ 34,573
Frontier Communications Holdings LLC, 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.79%
,
07/01/31
(h)
....... 16 15,900
Level 3 Financing, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.58%
,
03/29/32 ............. 278 280,838
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.33%
,
06/01/28 ............. 8 8,287
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/16/29 ............. 25 24,821
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/15/30 ............. 21 20,558
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
7.69%
,
09/25/26 ................... 159 137,675
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.44%
,
03/09/27 ............. 194 183,990
706,642
Financial Services — 0.0%
(c)
Clover Holdings SPV III LLC, 1st Lien Term
Loan , 15.00% ( 15.00 % Cash or 15.00%
PIK), 12/09/27
(d)
.................... 5 4,712
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
04/18/30 ............. 7 7,033
11,745
Food Products — 0.0%
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
10/25/27
(c)
.................. 3 2,992
Health Care Equipment & Supplies — 0.3%
Bausch + Lomb Corp., 1st Lien Term Loan
(c)
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.33% , 09/29/28 ........... 44 44,157
01/15/31
(g)
....................... 104 104,027
148,184
Health Care Providers & Services — 0.2%
(c)
LifePoint Health, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.82%
,
05/19/31 ................... 35 34,195
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
05/19/31
(g)
....................... 51 50,235
84,430
Health Care Technology — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.08%
,
02/15/29
(c)
............ 100 99,977
Household Durables — 0.0%
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.83%
,
12/19/29
(c)
............ 7 7,004
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.1%
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B , 06/25/32
(c) (g)
.................... USD 54 $ 54,270
Insurance — 0.1%
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
02/14/31
(c)
............ 39 39,282
Interactive Media & Services — 0.1%
Camelot US Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
01/31/31
(c)
............ 58 58,000
IT Services — 0.2%
(c)
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
07/06/29 ................... 15 12,384
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.33%
,
04/11/29 .............. 53 50,134
Shift4 Payments LLC, 1st Lien Term Loan ,
05/07/32
(g)
....................... 27 27,211
89,729
Life Sciences Tools & Services — 0.3%
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
09/27/30
(c)
.................. 119 117,534
Machinery — 0.0%
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
12/18/28
(c)
.................. 32 13,843
Media — 1.1%
(c)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.76%
,
08/15/28 ............. 183 165,608
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.44%
,
08/23/28 ........ 146 144,284
CSC Holdings LLC, 1st Lien Term Loan B5 ,
04/15/27
(g)
....................... 31 30,456
DirecTV Financing LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.83%
,
02/17/31 ............. 124 118,062
Gray Media, Inc., 1st Lien Term Loan D ,
12/01/28
(g)
....................... 43 41,225
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.57%
,
05/23/29 ............. 8 8,302
507,937
Professional Services — 0.0%
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.94%
,
06/02/28
(c)
.................. 14 13,522
Software — 0.8%
(c)
Boxer Parent Co., Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.08%
,
07/30/31 ............. 45 43,678
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
03/21/31 ............. 79 79,489

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 7.80%
,
03/30/29 ... USD 95 $ 94,600
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.08%
,
11/15/32
(h)
............ 138 140,760
Sabre GLBL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.68%
,
06/30/28 ................... 1 1,276
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 3 2,740
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.43% , 11/15/29 ........... 16 16,180
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.94% , 12/17/27 ........... 2 1,582
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.43% , 11/15/29 ........... 4 3,684
383,989
Specialty Retail — 0.1%
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.18%
,
02/11/28
(c)
.................. 25 24,969
Trading Companies & Distributors — 0.2%
Foundation Building Materials, Inc., 1st Lien Term
Loan
(c)
8.29% - 8.33% , 01/29/31 .............. 101 98,556
01/29/31
(g)
....................... 10 10,041
108,597
Wireless Telecommunication Services — 0.1%
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.18%
,
09/25/31
(c) (h)
........... 25 25,094
Total Floating Rate Loan Interests — 6 .2%
(Cost: $ 2,863,790 ) ............................... 2,839,959
Preferred Securities
Capital Trusts — 0.7%
Electric Utilities — 0.3%
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b) (c) (i)
................. 103 114,374
Security
Par (000)
Par (000) Value
Financial Services — 0.0%
Shift4 Payments, Inc. , 6.00% , 05/01/28
(e)
..... USD —
(j)
$ 22,234
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (c) (i)
....................... 134 135,612
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(e)
. 1 46,648
Total Capital Trusts — 0 .7%
(Cost: $ 291,448 ) ................................. 318,868
Shares
Shares
Preferred Stocks — 0.0%
IT Services — 0.0%
(a)(h)
Veritas Newco ....................... 129 2,898
Veritas Newco, Series G-1 ............... 89 2,001
4,899
Total Preferred Stocks — 0.0%
(Cost: $ 4,355 ) .................................. 4,899
Total Preferred Securities — 0 .7%
(Cost: $ 295,803 ) ................................. 323,767
Total Long-Term Investments — 99.3%
(Cost: $ 44,717,775 ) ............................... 45,682,415
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20%
(k) (l)
.................... 496,274 496,274
Total Short-Term Securities — 1 .1%
(Cost: $ 496,274 ) ................................. 496,274
Total Investments — 100 .4%
(Cost: $ 45,214,049 ) ............................... 46,178,689
Liabilities in Excess of Other Assets — (0.4) % ............. (206,035)
Net Assets — 100.0% ...............................
$ 45,972,654
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)
Convertible security.
(f)
Zero-coupon bond.
(g)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Perpetual security with no stated maturity date.
(j)
Rounds to less than 1,000.
(k)
Affiliate of the Fund.
(l)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable High Yield Bond Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 897,178 $ — $ (400,904)
(a)
$ — $ — $ 496,274 496,274 $ 22,922 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable High Yield Bond Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 115,951 EUR 100,000 Deutsche Bank AG 09/17/25 $ (2,459)
USD 233,408 EUR 200,000 State Street Bank and Trust Co. 09/17/25 (3,411)
$ (5,870)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 70,212 $ — $ — $ 70,212
Corporate Bonds ........................................ — 42,448,477 — 42,448,477
Floating Rate Loan Interests
Automobile Components .................................. — 69,196 — 69,196
Building Products ....................................... — 48,278 — 48,278
Capital Markets ........................................ — 43,270 — 43,270
Chemicals ............................................ — 11,313 — 11,313
Commercial Services & Supplies ............................. — 28,834 17,766 46,600
Communications Equipment ................................ — 55,119 — 55,119
Diversified Consumer Services .............................. — 68,443 — 68,443
Diversified Telecommunication Services ........................ — 690,742 15,900 706,642
Financial Services ...................................... — 11,745 — 11,745
Food Products ......................................... — 2,992 — 2,992
Health Care Equipment & Supplies ........................... — 148,184 — 148,184
Health Care Providers & Services ............................ — 84,430 — 84,430
Health Care Technology .................................. — 99,977 — 99,977
Household Durables ..................................... — 7,004 — 7,004
Industrial Conglomerates .................................. — 54,270 — 54,270
Insurance ............................................ — 39,282 — 39,282
Interactive Media & Services ............................... — 58,000 — 58,000
IT Services ........................................... — 89,729 — 89,729
Life Sciences Tools & Services .............................. — 117,534 — 117,534
Machinery ............................................ — 13,843 — 13,843
Media ............................................... — 507,937 — 507,937
Professional Services .................................... — 13,522 — 13,522

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Sustainable High Yield Bond Fund

Level 1 Level 2 Level 3 Total
Software ............................................. $ — $ 243,229 $ 140,760 $ 383,989
Specialty Retail ........................................ — 24,969 — 24,969
Trading Companies & Distributors ............................ — 108,597 — 108,597
Wireless Telecommunication Services ......................... — — 25,094 25,094
Preferred Securities
Electric Utilities ........................................ — 114,374 — 114,374
Financial Services ...................................... 22,234 — — 22,234
Independent Power and Renewable Electricity Producers ............ — 135,612 — 135,612
IT Services ........................................... — — 4,899 4,899
Semiconductors & Semiconductor Equipment .................... 46,648 — — 46,648
Short-Term Securities
Money Market Funds ...................................... 496,274 — — 496,274
$ 635,368 $ 45,338,902 $ 204,419 $ 46,178,689
Derivative Financial Instruments
(a)
Liabilities
Foreign currency exchange contracts ............................ $ — $ (5,870) $ — $ (5,870)
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR Euro
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)